Restatement of Consolidated Financial Statements - Impact of Restatement on Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Net loss	$ (75,089)	$ (15,378)	$ (1,681,783)	$ (51,263)
Adjustments to reconcile net loss to net cash used in operating activities			1,620,520
Net cash used in operating activities	(21,536)	(11,481)	(61,263)	(41,731)
Net cash used in investing activities	97,839	27,066	(802,648)	33,301
Net cash provided by financing activities	$ 572,822	$ 13	953,724	$ 394
Previously Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Net loss			(1,099,920)
Adjustments to reconcile net loss to net cash used in operating activities			1,038,657
Net cash used in operating activities			(61,263)
Net cash used in investing activities			(802,648)
Net cash provided by financing activities			953,724
Restatement Adjustment
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Net loss			(581,863)
Adjustments to reconcile net loss to net cash used in operating activities			$ 581,863